Cash flow information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	R$ 7,081,618,000	R$ 827,785,000	R$ 1,472,714,000
Acquisitions / Issuance	1,940,353,000	5,878,167,000	55,820,000
Increase decrease through write off			(78,321,000)
Payments	(277,715,000)	(254,197,000)	(552,868,000)
Increase (Decrease) Through Repurchase Of Debt			(64,717,000)
Revaluation	(89,000)	24,234,000	(10,050,000)
Net foreign exchange differences	(311,585,000)	512,162,000	23,610,000
Interest accrued	424,775,000	174,894,000	52,821,000
Interest paid	(197,937,000)	(81,427,000)	(71,224,000)
Total debt, ending balance	8,659,420,000	7,081,618,000	827,785,000
Fair value adjustments, liabilities arising from financing activities		9,480,000
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	1,928,782,000	284,087,000	382,078,000
Acquisitions / Issuance	0	1,570,639,000	0
Increase decrease through write off			0
Payments	(2,061,000)	(21,022,000)	(95,395,000)
Increase (Decrease) Through Repurchase Of Debt			0
Revaluation	0	0	0
Net foreign exchange differences	(87,158,000)	73,426,000	0
Interest accrued	69,593,000	21,689,000	11,892,000
Interest paid	(43,276,000)	(37,000)	(14,488,000)
Total debt, ending balance	1,865,880,000	1,928,782,000	284,087,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	318,555,000	208,448,000	255,406,000
Acquisitions / Issuance	49,853,000	116,248,000	55,820,000
Increase decrease through write off			(78,321,000)
Payments	(99,655,000)	(55,349,000)	(57,473,000)
Increase (Decrease) Through Repurchase Of Debt			0
Revaluation	(89,000)	24,234,000	(10,050,000)
Net foreign exchange differences	(5,820,000)	7,486,000	23,610,000
Interest accrued	22,794,000	17,488,000	19,456,000
Interest paid	0	0	0
Total debt, ending balance	285,638,000	318,555,000	208,448,000
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	705,975,000	335,250,000	835,230,000
Acquisitions / Issuance	1,890,500,000	500,018,000	0
Increase decrease through write off			0
Payments	(175,999,000)	(177,826,000)	(400,000,000)
Increase (Decrease) Through Repurchase Of Debt			(64,717,000)
Revaluation	0	0	0
Net foreign exchange differences	0	0	0
Interest accrued	203,275,000	60,919,000	21,473,000
Interest paid	(27,232,000)	(12,386,000)	(56,736,000)
Total debt, ending balance	2,596,519,000	705,975,000	335,250,000
Fair value adjustments, liabilities arising from financing activities	86,819,000	18,077,000
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	4,128,306,000	0	0
Acquisitions / Issuance	0	3,691,262,000	0
Increase decrease through write off			0
Payments	0	0	0
Increase (Decrease) Through Repurchase Of Debt			0
Revaluation	0	0	0
Net foreign exchange differences	(218,607,000)	431,250,000	0
Interest accrued	129,113,000	74,798,000	0
Interest paid	(127,429,000)	(69,004,000)	0
Total debt, ending balance	3,911,383,000	R$ 4,128,306,000	R$ 0
Fair value adjustments, liabilities arising from financing activities	R$ 350,207,000